UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

ITEM 1.      SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2008

Legg Mason Partners Variable Investors Portfolio

Schedule of Investments (unaudited)	September 30, 2008

Shares	Security	Value

COMMON STOCKS — 93.5%
CONSUMER DISCRETIONARY — 16.8%
Hotels, Restaurants & Leisure — 2.6%
141,700	McDonald’s Corp.	$8,742,890

Internet & Catalog Retail — 1.1%
291,198	Liberty Media Holding Corp., Interactive Group, Series A Shares *	3,759,366

Media — 10.2%
215,000	DISH Network Corp. *	4,515,000
292,260	Liberty Media Corp. — Entertainment, Series A *	7,297,732
486,450	News Corp., Class B Shares	5,910,368
141,700	Scripps Networks Interactive, Class A Shares	5,145,127
214,700	SES Global SA, FDR (a)	4,453,932
561,100	Time Warner Inc.	7,356,021

	Total Media	34,678,180

Multiline Retail — 1.3%
88,600	Target Corp.	4,345,830

Specialty Retail — 1.6%
210,800	Home Depot Inc.	5,457,612

	TOTAL CONSUMER DISCRETIONARY	56,983,878

CONSUMER STAPLES — 13.2%
Food & Staples Retailing — 3.1%
173,100	Wal-Mart Stores Inc.	10,366,959

Food Products — 2.5%
155,146	Kraft Foods Inc., Class A Shares	5,081,032
130,500	Unilever PLC, ADR	3,550,905

	Total Food Products	8,631,937

Household Products — 2.8%
147,600	Kimberly-Clark Corp.	9,570,384

Tobacco — 4.8%
200,100	Altria Group Inc.	3,969,984
49,600	Lorillard Inc.	3,529,040
181,800	Philip Morris International Inc.	8,744,580

	Total Tobacco	16,243,604

	TOTAL CONSUMER STAPLES	44,812,884

ENERGY — 11.3%
Energy Equipment & Services — 3.2%
167,300	Halliburton Co.	5,418,847
48,866	Transocean Inc. *	5,367,442

	Total Energy Equipment & Services	10,786,289

Oil, Gas & Consumable Fuels — 8.1%
41,220	Devon Energy Corp.	3,759,264
89,100	Royal Dutch Shell PLC, ADR, Class A Shares	5,257,791
116,724	Suncor Energy Inc.	4,918,749
227,400	Total SA, ADR	13,798,631

	Total Oil, Gas & Consumable Fuels	27,734,435

	TOTAL ENERGY	38,520,724

FINANCIALS — 20.2%
Capital Markets — 1.2%
132,630	Bank of New York Mellon Corp.	4,321,085

Commercial Banks — 1.7%
152,550	Wells Fargo & Co.	5,725,201

Consumer Finance — 3.7%
184,520	American Express Co.	6,537,544
See Notes to Schedule of Investments.

Legg Mason Partners Variable Investors Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Consumer Finance — 3.7% (continued)
119,200	Capital One Financial Corp.	$6,079,200

	Total Consumer Finance	12,616,744

Diversified Financial Services — 4.5%
197,200	Citigroup Inc.	4,044,572
238,900	JPMorgan Chase & Co.	11,156,630

	Total Diversified Financial Services	15,201,202

Insurance — 9.1%
72,310	AFLAC Inc.	4,248,213
99,500	Chubb Corp.	5,462,550
210,500	Loews Corp.	8,312,645
179,007	Marsh & McLennan Cos. Inc.	5,685,262
158,160	Travelers Cos. Inc.	7,148,832

	Total Insurance	30,857,502

	TOTAL FINANCIALS	68,721,734

HEALTH CARE — 5.2%
Health Care Providers & Services — 1.8%
96,100	UnitedHealth Group Inc.	2,439,979
77,800	WellPoint Inc. *	3,638,706

	Total Health Care Providers & Services	6,078,685

Pharmaceuticals — 3.4%
100,000	Abbott Laboratories	5,758,000
110,300	Novartis AG, ADR	5,828,252

	Total Pharmaceuticals	11,586,252

	TOTAL HEALTH CARE	17,664,937

INDUSTRIALS — 8.6%
Aerospace & Defense — 4.4%
55,200	Boeing Co.	3,165,720
119,900	Raytheon Co.	6,415,849
88,500	United Technologies Corp.	5,315,310

	Total Aerospace & Defense	14,896,879

Commercial Services & Supplies — 1.3%
103,500	Avery Dennison Corp.	4,603,680

Industrial Conglomerates — 2.9%
385,000	General Electric Co.	9,817,500

	TOTAL INDUSTRIALS	29,318,059

INFORMATION TECHNOLOGY — 5.7%
Communications Equipment — 1.0%
279,000	Comverse Technology Inc. *	2,670,030
36,700	EchoStar Corp. *	884,470

	Total Communications Equipment	3,554,500

Computers & Peripherals — 1.9%
54,500	International Business Machines Corp.	6,374,320

Semiconductors & Semiconductor Equipment — 1.4%
215,900	Texas Instruments Inc.	4,641,850

Software — 1.4%
179,400	Microsoft Corp.	4,788,186

	TOTAL INFORMATION TECHNOLOGY	19,358,856

MATERIALS — 2.8%
Chemicals — 2.8%
58,900	Air Products & Chemicals Inc.	4,034,061
136,000	E.I. du Pont de Nemours & Co.	5,480,800

	TOTAL MATERIALS	9,514,861

See Notes to Schedule of Investments.

Legg Mason Partners Variable Investors Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

TELECOMMUNICATION SERVICES — 7.9%
Diversified Telecommunication Services — 6.9%
452,512	AT&T Inc.	$12,634,135
157,987	Embarq Corp.	6,406,373
138,000	Verizon Communications Inc.	4,428,420

	Total Diversified Telecommunication Services	23,468,928

Wireless Telecommunication Services — 1.0%
542,116	Sprint Nextel Corp.	3,306,908

	TOTAL TELECOMMUNICATION SERVICES	26,775,836

UTILITIES — 1.8%
Multi-Utilities — 1.8%
124,800	Sempra Energy	6,298,656

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $284,443,648)	317,970,425

Face
Amount

SHORT-TERM INVESTMENT — 6.7%
Repurchase Agreement — 6.7%
$22,680,000
Interest in $482,062,000 joint tri-party repurchase agreement dated 9/30/08 with Barclays Capital Inc., 2.000% due 10/1/08; Proceeds at maturity — $22,681,260; (Fully collateralized by various U.S. government agency obligations, 2.624% to 4.000% due 5/13/09 to 8/26/11; Market value — $23,133,711)

	(Cost — $22,680,000)	22,680,000

	TOTAL INVESTMENTS — 100.2% (Cost — $307,123,648#)	340,650,425
	Liabilities in Excess of Other Assets — (0.2)%	(720,444)

	TOTAL NET ASSETS — 100.0%	$339,929,981

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ADR — American Depositary Receipt
FDR — Foreign Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Investors Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

			Other Significant	Significant
		Quoted Prices	Observable Inputs	Unobservable Inputs
	September 30, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$340,650,425	$313,516,493	$27,133,932	—
3. Investments
At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$69,294,456
Gross unrealized depreciation	(35,767,679)

Net unrealized appreciation	$33,526,777

4. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 25, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 25, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 25, 2008